Trade and Other Receivables - Additional Information (Detail) $ in Thousands, $ in Thousands											12 Months Ended
	Aug. 02, 2022 CLP ($) kW	Aug. 02, 2022 USD ($) kW	Jul. 14, 2022 CLP ($)	Jul. 14, 2022 USD ($)	Mar. 04, 2022 CLP ($)	Mar. 04, 2022 USD ($)	Jun. 30, 2021 CLP ($)	Jun. 30, 2021 USD ($)	Jan. 29, 2021 CLP ($)	Jan. 29, 2021 USD ($)	Dec. 31, 2022 CLP ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 CLP ($) customer	Dec. 31, 2020 CLP ($)	Aug. 02, 2022 USD ($)	Jan. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivable											$ 743,305,460
Current trade receivable from new law											266,843,088
Current trade receivable from pending billing re-settlements to Electricity											129,508,002
Amount of increase in current trade receivable											200,889,730
Maximum amount of account receivable generated from regulated customers																$ 1,350,000
Fund balance generated over specified amount recognized as part of the mechanism established in Law No. 21,472		$ 1,350,000
Customer with the capacity consumption exempt from additional fees | kW	350	350
Micro and small companies customers with the specified capacity consumption | kW	1,000	1,000
Additional fees charges managed by the General Treasury of the Republic															$ 20,000
Gross non-current increase in trade accounts receivable	$ 86,642,098
Tariff stabilization fund	133,652,713
New sales of accounts receivable	$ 60,431,732
Maximum amount of account receivable generated												$ 1,350,000
Trade receivables, Non-current											518,816,944		$ 442,871,507
Trade and other payables non-current											308,308,862		179,397,412
Loss for net exchange difference													25,260,383	$ 25,260,383
Trade receivables, Current											1,372,573,201		628,681,800
Trade and other payables, current											$ 1,743,892,909		$ 978,324,487
Number of customers with sales representing 10% or more of revenues | customer											1	1	1
Finance income from lease receivables											$ 1,782,747		$ 1,829,631	1,562,017
Impairment losses of trade receivables											$ 22,025,354
Percentage of increase over the loss											17.40%
Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable											$ 955,342,410		572,123,608
Derecognition of accounts receivable and the recognition of finance cost											8,226,102		682,389
Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable											21,395,481		0
Derecognition of accounts receivable and the recognition of finance cost											208,364		0
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights											265,929,804		324,134,944
Derecognition of accounts receivable and the recognition of finance cost											9,535,442		5,872,765
Stabilized Price to Regulated Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Temporary fund for customer protection mechanism															$ 1,800,000
Sale and Purchase Agreement as Per Regulation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable									$ 121,652,067
Sale and Purchase Agreement as Per Regulation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable			$ 42,652,823	$ 42,200	$ 13,722,935	$ 17,100	$ 30,382,074	$ 41,700	115,867,879	$ 158,900
Derecognition of accounts receivable and the recognition of finance cost											12,623,444		39,919,437
Sale and Purchase Agreement as Per Regulation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable			$ 2,720,629	$ 4,360	$ 1,335,345	$ 1,670	$ 2,012,670	$ 2,800	$ 8,666,252	$ 12,200
Derecognition of accounts receivable and the recognition of finance cost											1,033,564		3,458,695
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Non-current											500,707,110		415,664,120
Trade and other payables non-current											308,013,985		174,373,938
Impact on lower revenues from energy sales											6,706,741		12,245,142
Impact on lower cost from energy purchases											2,088,485		3,388,944
Impact on higher revenues											7,455,121		4,802,376	15,328,268
Impact on higher financial costs											2,235,708		2,409,504	4,518,268
Profit for net exchange difference											4,801,364		28,572,166
Trade receivables, Current											266,843,088		0
Electricity Distribution and Generation Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost											$ 31,626,916		$ 49,933,286	$ 533,615